OMB APPROVAL
OMB Number:	3235-0570

Expires:	Nov. 30, 2005

Estimated average burden
hours per response:	5.0

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789
(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2004

Date of reporting period: 6/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

Report to Stockholders

Semi - Annual Report
June 30, 2004 (Unaudited)

Timothy Plan Family of Funds:

Conservative Growth Portfolio Variable Series

Strategic Growth Portfolio Variable Series

LETTER FROM THE PRESIDENT

June 30, 2004 (Unaudited)

ARTHUR D. ALLY

Dear Timothy Plan Variable Series Shareholder:

To say that we are living in an unsettled topsy-turvy world would be an understatement. Let’s review some of the ‘stuff’ that is going on at this writing:

•	We remain in a war against terrorism – not only in Iraq and Afghanistan – but also in many other parts of our world.

•	We are in, what we believe to be, the early stages of an economic recovery but there are liberal voices in our land that claim this is simply not so.

•	Although interest rates remain at historic lows, they are beginning to move upward. We believe, however that this will prove to be gradual and not excessive.

•	We are in a presidential election year and the media is heavily selling the fact that this will be a very close race. As you probably know, the stock market does not like uncertainty.

•	In addition to all that, we live in a time where another terrorist attack within our borders is a distinct possibility and, in fact, could come at any time.

In spite of all that we, along with the managers of our underlying funds, maintain a positive outlook for the remainder of this year and into next year. We believe the markets will remain choppy as a result of the above issues but that the bias will be upward. Although there is no guarantee that this will be the case, the increasing strength of our overall economy gives us a lot of confidence.

As you can see from the report following this letter, our performance is in positive territory for the first six months of this year. We are hopeful that this trend will continue as an extension of our market recovery that began last year.

Nevertheless, please understand that we remain steadfast in our mission of providing a competitive investment vehicle while honoring our commitment to morally responsible investing.

Thank you for joining us in this endeavor and never forget who is the true Owner of this investment.

Sincerely,

Arthur D. Ally,
President

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

MUTUAL FUNDS - 99.51%

number of shares		market value
132,404	Timothy Fixed Income Fund - Class A	$1,330,658
149,680	Timothy Large Mid Cap Growth Fund - Class A*	981,900
111,754	Timothy Large Mid Cap Value Fund - Class A*	1,346,638
487,246	Timothy Plan Money Market Fund	487,246
44,106	Timothy Small Cap Value Fund - Class A*	735,254

	Total Mutual Funds (cost $4,480,493)	4,881,696

SHORT TERM INVESTMENTS - 0.54%

number of shares		market value
26,452	Federated Cash Trust Series II Treasury Fund (cost $26,452)	26,452

	Total Investments - 100.05% (identified cost $4,506,945)	4,908,148
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.05%)	(2,314)

	Net Assets - 100.00%	$4,905,834

The accompanying notes are an integral part of these financial statements.

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $4,506,945) [NOTE 1]	$4,908,148
Receivables:
Interest	99
Dividends	11,523
Prepaid Expenses	8

Total Assets	4,919,778

LIABILITIES
amount
Accrued Advisory Fees	3,549
Payable for Fund Shares Redeemed	8,760
Accrued Expenses	1,635

Total Liabilities	13,944

NET ASSETS
amount
Net Assets	$4,905,834

SOURCES OF NET ASSETS
amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$4,483,629
Accumulated Net Realized Gain on Investments	6,761
Undistributed Net Investment Income	14,241
Net Unrealized Appreciation in Value of Investments	401,203

Net Assets	$4,905,834

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	452,576

Net Asset Value, Offering and Redemption Price Per Share ($4,905,834 / 452,576 Shares)	$10.84

The accompanying notes are an integral part of these financial statements.

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004

INVESTMENT INCOME
amount
Interest	$1,469
Dividends	20,821

Total Investment Income	22,290

EXPENSES
amount
Investment Advisory Fees [Note 3]	2,130
Fund Accounting, Transfer Agency, & Administration Fees	4,106
Custodian Fees	2,255
Participation Fees	5,326
Printing Fees	523
Audit Fees	1,464
Legal Fees	426
Insurance Fees	394
Miscellaneous Expense	1,433

Total Expenses	18,057

Net Investment Income	4,233

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
amount
Change in Unrealized Appreciation of Investments	111,808

Net Realized and Unrealized Gain on Investments	111,808

Increase in Net Assets Resulting from Operations	$116,041

The accompanying notes are an integral part of these financial statements.

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended 6/30/04 (unaudited)	year ended 12/31/03
Operations:
Net Investment Income	$—	$8,586
Net Realized Loss on Investments	—	(2,775)
Capital Gain Distributions from Other Investment Companies	—	11,035
Net Change in Unrealized Appreciation of Investments	—	397,398

Increase in Net Assets (resulting from operations)	—	414,244

Distributions to Shareholders:
Net Income	—	—
Net Realized Gains	—	—

Total Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds from Shares Sold	1,185,397	2,026,042
Dividends Reinvested	—	—
Cost of Shares Redeemed	(78,189)	(262,984)

Increase in Net Assets (resulting from capital share transactions)	1,107,208	1,763,058

Total Increase in Net Assets	1,107,208	2,177,302
Net Assets:
Beginning of Period	3,682,585	1,505,283
End of Period [Including undistributed net investment income of $14,241, and $10,008, respectively]	$4,789,793	$3,682,585

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	110,694	210,216
Shares Reinvested	—	—
Shares Redeemed	(7,279)	(28,866)

Net Increase in Number of Shares Outstanding	103,415	181,350

The accompanying notes are an integral part of these financial statements.

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months ended 6/30/04 (unaudited)		year ended 12/31/03	period ended 12/31/02 (C)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.55		$8.97	$10.00

Income from Investment Operations:
Net Investment Income	0.01		0.02	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.28		1.56	(1.07)

Total from Investment Operations	0.29		1.58	(1.00)

Less Distributions:
Dividends from Net Investment Income	—		—	(0.03)
Dividends from Realized Gains	—		—	—

Total Distributions	—		—	(0.03)

Net Asset Value at End of Period	$10.84		$10.55	$8.97

Total Return (A)	2.75%		17.61%	(10.00)%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$4,906		$3,683	$1,505
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	0.85	% (B)	0.85%	3.09	% (B)
After Reimbursement and Waiver of Expenses by Advisor	0.85	% (B)	0.85%	0.85	% (B)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	0.20	% (B)	0.36%	(1.45	) (B)
After Reimbursement and Waiver of Expenses by Advisor	0.20	% (B)	0.36%	0.79	% (B)
Portfolio Turnover	0.00%		2.30%	6.48%

(A)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.

(B)	Annualized.

(C)	For the period May 1, 2002 (commencement of operations) to December 31, 2002.

The accompanying notes are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

MUTUAL FUNDS - 98.72%

number of shares		market value
158,557	Timothy Aggressive Growth - Class A*	$1,003,667
55,431	Timothy Fixed Income - Class A	557,077
280,023	Timothy Large Mid Cap Growth - Class A*	1,836,954
105,267	Timothy Large Mid Cap Value - Class A*	1,268,473
59,244	Timothy Small Cap Value - Class A*	987,598

	Total Mutual Funds (cost $4,943,751)	5,653,769

SHORT TERM INVESTMENTS - 0.82%

number of shares		market value
47,112	First American Treasury Obligations Fund, Class A (cost $47,112)	47,112

	Total Investments - 99.54% (identified cost $4,990,863)	5,700,881
	OTHER ASSETS LESS LIABILITIES, NET - 0.46%	26,452

	Net Assets - 100.00%	$5,727,333

The accompanying notes are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $4,990,863) [NOTE 1]	$5,700,881
Receivables:
Fund Shares Sold	26,827
Interest	15
Dividends	4,823

Total Assets	5,732,546

LIABILITIES
amount
Accrued Advisory Fees	4,095
Accrued Expenses	1,118

Total Liabilities	5,213

NET ASSETS
amount
Net Assets	$5,727,333

SOURCES OF NET ASSETS
amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$5,043,009
Accumulated Net Realized Loss on Investments	(25,694)
Net Unrealized Appreciation in Value of Investments	710,018

Net Assets	$5,727,333

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	533,661

Net Asset Value, Offering and Redemption Price Per Share ($5,727,333 / 533,661 Shares)	$10.73

The accompanying notes are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME
amount
Interest	$86
Dividends	8,680

Total Investment Income	8,766

EXPENSES
amount
Investment Advisory Fees [Note 3]	2,488
Fund Accounting, Transfer Agency, & Administration Fees	4,768
Custodian Fees	2,301
Participation Fees	6,182
Audit Fees	2,091
Legal Expense	489
Printing Expense	597
Insurance Expense	464
Miscellaneous Expense	1,637

Total Expenses	21,017

Net Investment Loss	(12,251)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Change in Unrealized Appreciation of Investments	197,337

Net Realized and Unrealized Gain on Investments	197,337

Increase in Net Assets Resulting from Operations	$185,086

The accompanying notes are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended 6/30/04 (unaudited)	year ended 12/31/03
Operations:
Net Investment Loss	$(12,251)	$(9,650)
Net Realized (Loss) on Investments	—	(30,249)
Net Change in Unrealized Appreciation of Investments	197,337	592,715

Increase in Net Assets (resulting from operations)	185,086	557,355

Distributions to Shareholders:
Net Income	—	—
Net Realized Gains	—	—

Total Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds from Shares Sold	1,531,043	2,562,883
Dividends Reinvested	—	—
Cost of Shares Redeemed	(151,184)	(294,998)

Increase in Net Assets (resulting from capital share transactions)	1,379,859	2,267,885

Total Increase in Net Assets	1,564,945	2,825,240
Net Assets:
Beginning of Period	4,162,388	1,337,148

End of Period	$5,727,333	$4,162,388

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	145,734	275,706
Shares Reinvested	—	—
Shares Redeemed	(14,564)	(35,255)

Net Increase in Number of Shares Outstanding	131,170	240,451

The accompanying notes are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months ended 6/30/04 (unaudited)		year ended 12/31/03	period ended 12/31/02 (c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.34		$8.25	$10.00

Income from Investment Operations:
Net Investment Loss	(0.03)		(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.42		2.11	(1.74)

Total from Investment Operations	0.39		2.09	(1.75)

Less Distributions:
Dividends from Net Investment Income	—		—	—
Dividends from Realized Gains	—		—	—

Total Distributions	—		—	—

Net Asset Value at End of Period	$10.73		$10.34	$8.25

Total Return (A)	3.77%		25.33%	(17.50)%
Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$5,727		$4,162	$1,337
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	0.85	% (B)	0.85%	5.14	% (B)
After Reimbursement and Waiver of Expenses by Advisor	0.85	% (B)	0.85%	0.85	% (B)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.50	)% (B)	(0.41)%	(4.52	)% (B)
After Reimbursement and Waiver of Expenses by Advisor	(0.50	)% (B)	(0.41)%	(0.23	)% (B)
Portfolio Turnover	0.00%		4.94%	0.00%

(A)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.

(B)	Annualized.

(C)	For the period May 6, 2002 (commencement of operations) to December 31, 2002.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Plan Strategic Growth Portfolio Variable Series (individually the “Fund”, collectively the “Funds”) were organized as a diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 14, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund and the Fixed Income Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. The Conservative Growth Portfolio began operations May 1, 2002 and the Strategic Growth Portfolio began operations May 6, 2002.

A. Security Valuation.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B. Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Net Asset Value Per Share.

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. Federal Income Taxes.

It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. All tax consequences will be borne by the Fund’s Investment Advisor. Each of the Funds qualified as a regulated investment company for the year ended December 31, 2003. Therefore, no federal income tax provision is required.

E. Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six month period ended June 30, 2004:

funds	purchases	sales
Conservative Growth Portfolio	$1,019,095	$—
Strategic Growth Portfolio	$1,345,000	$—

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment Advisor for the Fund pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) effective April 27, 2001. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund.

The Advisor has contractually agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through May 1, 2004.

Note 4 – Unrealized Appreciation (Depreciation)

At June 30, 2004, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Conservative Growth	$4,514,031	$436,621	$(42,504)	$394,117
Strategic Growth	$4,960,432	$758,732	$(18,283)	$740,449

Note 5 – Distributions to Shareholders

No distributions were paid for the year ended December 31, 2003 and the six month period ended June 30, 2004.

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
Undistributed Ordinary Income	$16,498	$(12,251)
Undistributed Long-term Capital Gains	11,590	4,737
Unrealized Appreciation*	394,117	679,587

	$422,205	$672,073

*	The difference between book-basis and tax-basis unrealized appreciation are attributable to differing treatments of wash sales.

Note 6 – Reclassifications

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2003, primarily attributable to certain net operating losses, which for tax purposes are not available to offset future income, were reclassified to the following accounts:

funds	Income	Gains	Paid-in-Capital
Strategic Growth Fund	$(9,650)	$226	$9,424

1304 West Fairbanks Avenue

Winter Park, FL 32789

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES

Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of August 26, 2004 registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant’s internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) File the exhibits below as part of this form

INSERT CERTIFICATIONS

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By (Signature and Title)*	/s/ ARTHUR D. ALLY
Arthur D. Ally PRESIDENT

Date	8/26/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ARTHUR D. ALLY
Arthur D. Ally PRESIDENT

Date	8/26/2004

By (Signature and Title)*	/s/ WESLEY W. PENNINGTON
Wesley W. Pennington TREASURER

Date	08/26/2004

*	Print the name and title of each signing officer under his or her signature.